Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Dec. 18, 2015
Registrant Name	dei_EntityRegistrantName	DEUTSCHE STATE TAX-FREE INCOME SERIES
CIK	dei_EntityCentralIndexKey	0000714287
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 18, 2015
Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015